DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Amounts recorded with respect to discontinued operations in 2016, 2015 and 2014 are as follows:

(in thousands of $)	2016	2015	2014
Operating revenues	—	—	—
Net gain on sale of assets	—	—	—
Impairment loss on vessels	—	—	—
Net loss	—	—	(258)